Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income	¥ 753,621	¥ 323,605	¥ 354,025
Depreciation and amortization	144,087	87,027	81,641
Amortization of debt issuance costs	84,928	40,787	17,486
Deferred income taxes	91,910	76,049	117,730
Provision of allowance for credit losses	84,048
Changes in operating assets and liabilities:
Decrease (increase) in trade notes and accounts receivable, net	43,435	(43,872)	(45,176)
(Increase) in inventories, net	(93,927)	(2,944,684)	(2,907,401)
Decrease (increase) in consumption taxes receivable	63,639	239,859	(268,119)
(Increase) decrease in prepaid expenses	(44,678)	16,533	(31,212)
(Increase) decrease in advances to vendors	(70,369)	7,295	(25,086)
(Increase) in leasehold and guarantee deposits	(119,560)	(3,538)	(10,238)
(Decrease) in accounts payables	(40,412)	(194,318)	(502,185)
(Decrease) increase in accrued expenses	(102,236)	105,822	14,168
Increase (decrease) in income taxes payable	182,562	(48,438)	52,003
(Decrease) increase in contract liabilities	(100,391)	207,881	(569,033)
Increase (decrease) in deposits received	20,510	(11,878)	32,968
Other, net	(92,530)	58,597	33,113
Net cash flows provided by (used in) operating activities	804,637	(2,083,273)	(3,655,316)
Cash flows from investing activities:
Purchase of short-term investments	(367,150)	(13,800)	(60,001)
Proceeds from sales of short-term investments	223,921	50,000	128,050
Purchases of property, plant and equipment, net	(37,464)	(42,145)	(24,979)
Purchases of software	(19,563)	(3,186)	(6,779)
Purchases of long-term investments	(270,000)
Purchases of investment securities		(800)	(20,034)
Other, net	(5,599)	(3,607)	1,594
Net cash flows provided by (used in) investing activities	(475,855)	(13,538)	17,851
Cash flows from financing activities:
(Decrease) increase in short-term borrowings, net	(685,830)	(283,069)	857,179
Borrowings from long-term loans	12,946,844	9,687,048	7,656,000
Repayments for long-term loans	(12,708,107)	(6,628,349)	(5,224,864)
Proceeds from issuance of bonds			100,000
Redemption of bonds	(49,270)	(49,309)	(59,954)
Payments for finance leases	(8,664)	(7,505)	(5,277)
Payment for debt issuance costs	(67,498)	(78,844)	(48,512)
Proceeds from issuance of shares	1,379,632	270,002
Proceeds from sale of treasury shares			301,539
Payments of listing expenses	(235,037)
Net cash flows provided by financing activities	572,070	2,909,974	3,576,111
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,422	(7,273)	3,590
Net increase (decrease) in cash and cash equivalents	902,274	805,890	(57,764)
Cash and cash equivalents at the beginning of the year	1,218,241	412,351	470,115
Cash and cash equivalents at the end of the year	2,120,515	1,218,241	412,351
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	476,650	497,731	391,364
Cash paid for taxes	¥ 127,857	¥ 179,888	¥ 87,905